Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 15,354	$ 79,062
Addition (reduction)	353,455	(63,083)
Foreign currency translation adjustments	238	(625)
Ending balance	$ 369,047	$ 15,354